Investments (Tables)	6 Months Ended
Mar. 31, 2023
Investments [Abstract]
Schedule of Investments	As of September 30, 2022 and March 31, 2023, investments consisted of the following
	2022	2023
	(audited)
Short-term investments:
Convertible debt instrument (1)	$702,889	$728,056
Total short-term investments	702,889	728,056
Long-term investments:
Investments accounted for using the equity method (2)	2,101,519	9,344,789
Investments without readily determinable fair values (3)	-	3,703,568
Total investments	$2,804,408	$13,776,413

(1)	Convertible debt instrument was issued by a private company and redeemable at the Company’s option. The convertible debt instrument is due on June 12, 2024, with an annual interest rate of 6% and carried at FV. For the six months ended March 31, 2022 and 2023, there were nil and $21,502 interest income or loss recognized in earnings and no unrealized gain or loss from the changes in FV recognized in accumulated other comprehensive income.
(2)	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership with for $7,280,564 and was subsequently accounted for using the equity method.
(3)	In September 2022 and February 2023, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. and 10% equity interest of Changzhou Huiyu Yidian Venture Capital Co., Ltd. for $3,696,287 and $7,281, respectively. The Company would have neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.

Schedule of Long Term Investment	The movement of the carrying amount of long-term investment was as of follows for the six months ended March 31, 2022 and 2023
	2022	2023
Beginning balance	$132,621	$2,101,519
Addition of investments accounted for using the equity method	2,101,638	7,280,564
Addition of investments without readily determinable fair values	-	3,703,567
Proportionate share of the equity investee’s net loss	(130,528)	(110,789)
Foreign currency translation adjustment	(2,212)	73,496
Ending balance	$2,101,519	$13,048,357